Schedule of construction in progress (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 8,909
Balance	31,622	$ 8,909
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance	8,909	1,106
Additions, from acquisition (note 19)	10,562
Additions	16,088	7,688
Impairment (note 25)	(3,908)
Foreign currency impact	(29)	115
Balance	31,622	8,909
Construction in progress [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Balance	8,909	1,106
Additions, from acquisition (note 19)
Additions	568	7,688
Impairment (note 25)
Foreign currency impact	(29)	115
Balance	9,448	8,909
Construction in progress [member] | Battery Energy Storage Systems [member]
IfrsStatementLineItems [Line Items]
Balance
Additions, from acquisition (note 19)	10,020
Additions	15,520
Impairment (note 25)	(3,908)
Foreign currency impact
Balance	21,632
Construction in progress [member] | Electric vehicle charging stations [member]
IfrsStatementLineItems [Line Items]
Balance
Additions, from acquisition (note 19)	542
Additions
Impairment (note 25)
Foreign currency impact
Balance	$ 542